Net Income Per Share - Additional Information (Detail)	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Earnings Per Share [Abstract]
Common shares transferred to be issued to employees and non employees upon the exercise of their vested share options and vesting of non-vesting equity shares	16,000,000
Common shares issued to employees and non-employees	14,901,629
Common shares reserved for future issuance excluded in computing basic and diluted net income per share	1,098,371
Employee stock options excluded from the dilutive share calculation	2,169,000	3,060,000	0
Treasury shares excluded in computing basic and diluted net income per share	1,683,400